Income Taxes - Summary of Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement [Line Items]
Combined Canadian federal and provincial income taxes at the statutory tax rate	$ 1,630	$ 4,757
Tax-exempt income from securities	(265)	(200)
Foreign operations subject to different tax rates	(233)	(160)
Income attributable to investments in associates and joint ventures	(31)	(57)
Net impact of certain Canadian tax measures	371
Other	14	9
Provision for income taxes in our Consolidated Statement of Income and effective tax rate	$ 1,486	$ 4,349
Combined Canadian federal and provincial income taxes at the statutory tax rate	27.80%	26.60%
Tax-exempt income from securities	(4.50%)	(1.10%)
Foreign operations subject to different tax rates	(4.00%)	(0.90%)
Income attributable to investments in associates and joint ventures	(0.50%)	(0.30%)
Net impact of certain Canadian tax measures	6.30%
Other	0.20%
Provision for income taxes in our Consolidated Statement of Income and effective tax rate	25.30%	24.30%